Borrowings (Details) $ in Thousands			3 Months Ended				4 Months Ended		5 Months Ended		6 Months Ended		9 Months Ended	10 Months Ended		12 Months Ended
	Jan. 12, 2017 USD ($)	Jan. 08, 2016 USD ($)	Apr. 01, 2016 USD ($)	Mar. 31, 2016	Mar. 30, 2015 USD ($)	Mar. 27, 2015 USD ($)	Apr. 30, 2016 USD ($)	Apr. 16, 2015 USD ($)	May 31, 2016 USD ($)	May 31, 2015 USD ($)	Jun. 30, 2016	Jun. 30, 2013 USD ($)	Sep. 22, 2014 USD ($)	Nov. 14, 2016	Nov. 11, 2016 USD ($)	Dec. 31, 2016 USD ($)	Jun. 24, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Nov. 01, 2013 USD ($)
Debt Instrument [Line Items]
Amount outstanding																$ 386,292		$ 411,292
Unamortized discount																1,471		2,464
Outstanding balance																141,805		194,569
Long- term debt																523,776
Available amount of loan facility																$ 60,000
Term Loan B Facility
Debt Instrument [Line Items]
Debt amount												$ 250,000
Interest rate description																LIBOR
Interest rate percentage												4.25%
Debt instrument term												5 years
Initial percentage of issuance of debt												98.00%
Interest percentage amortization rate of debt issued												1.00%
Amounts held in escrow																$ 13,500
Escrow Released																$ 13,500
Description of terms of credit facility																Five-year term with 1.0% amortization profile and was issued at 98.0% (at a discount of $5,000).
Term Loan B Facility | Collateral Pledged
Debt Instrument [Line Items]
Number of vessels acquired														6		1
Term Loan B Facility | YM Unity
Debt Instrument [Line Items]
Debt Collateral				YM Unity
Term Loan B Facility | One Capesize Vessel
Debt Instrument [Line Items]
Debt Collateral																one Capesize vessel
Term Loan B Facility | Six Dry Cargo Vessels
Debt Instrument [Line Items]
Debt Collateral														six dry cargo vessels
Term Loan B Facility Addition
Debt Instrument [Line Items]
Debt amount																				$ 189,500
Initial percentage of issuance of debt																				100.00%
Number of vessels acquired																				5
Description of terms of credit facility																The add-on to the Term Loan B facility bears the same terms as Term Loan B facility. Navios Partners used the net proceeds to partially finance the acquisition of five Container vessels.
Term Loan B including addition
Debt Instrument [Line Items]
Amount outstanding																$ 386,292		$ 411,292
Unamortized discount																1,471
Credit facility outstanding balance, net of discount																$ 384,821
Repayment of debt					$ 21,000				$ 25,000
Write-off of deferred financing fees					256				$ 187
July 2012 Credit Facility
Debt Instrument [Line Items]
Interest rate description																LIBOR
Balloon payment on the last repayment date																$ 31,855
Outstanding balance																41,855
Repayment of debt		$ 16,235				$ 2,346									$ 28,052
Write-off of deferred financing fees																$ 161
Final maturity date																Nov. 30, 2017
Line Of Credit OF Facility Increase Decrease For Period Net															30,192
Gain on debt repayment															$ 2,140
July 2012 Credit Facility | First installment
Debt Instrument [Line Items]
Repayment installments																1
Repayment frequency																quarterly
Repayment amount																$ 1,600
July 2012 Credit Facility | The remaining four installments
Debt Instrument [Line Items]
Repayment installments																4
Repayment frequency																quarterly
Repayment amount																$ 2,100
September 2014 Credit Facility
Debt Instrument [Line Items]
Debt instrument term													5 years
Amount outstanding																$ 0
Credit facility													$ 56,000
Number of loan tranches													2
Balloon payment on the last repayment date													$ 14,250
Interest rate percentage													3.00%
Interest rate description																LIBOR plus 3,00%
Repayment of debt			$ 28,357		21,312
Write-off of deferred financing fees			$ 340		$ 314
April 2015 Credit Facility
Debt Instrument [Line Items]
Credit facility								$ 164,000
Number of loan tranches								2
Balloon payment on the last repayment date																$ 38,431
Outstanding balance																$ 70,950
Repayment installments																22
Repayment frequency																quarterly
Repayment amount																$ 1,478
Interest rate percentage								2.75%
Interest rate description																LIBOR plus 2,75%
Cancellation of undrawn amount																			$ 83,000
Final maturity date																Apr. 20, 2022
April 2015 Credit Facility | Subsequent Event
Debt Instrument [Line Items]
Repayment of debt	$ 70,950
Navios Holdings Credit Facility
Debt Instrument [Line Items]
Credit facility										$ 60,000
Outstanding balance																$ 0
Interest rate percentage										3.00%
Interest rate description																LIBOR plus 3,00%
Amount drawn down							$ 21,000
Available amount of loan facility																$ 60,000
Write-off of deferred financing fees							$ 600
Final maturity date																Jan. 02, 2017
June 2016 Credit Facility
Debt Instrument [Line Items]
Debt amount																	$ 30,000
Outstanding balance																$ 29,000
Interest rate percentage											4.00%
Interest rate description											LIBOR plus 4%
Final maturity date																Jan. 30, 2017
June 2016 Credit Facility | Subsequent Event
Debt Instrument [Line Items]
Repayment of debt	$ 29,000